FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ---------

                           TEMPLETON CHINA WORLD FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




TEMPLETON CHINA WORLD FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Templeton China World Fund ...............................................    2

Notes to Statement of Investments ........................................    5

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series


                                          Quarterly Statement of Investments | 1

TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 92.5%
   AUTO COMPONENTS 2.6%
   Cheng Shin Rubber Industry Co. Ltd. ..................................             Taiwan            5,061,328       $  6,285,412
   Weifu High-Technology Co. Ltd., B ....................................             China               598,916            477,549
                                                                                                                        ------------
                                                                                                                           6,762,961
                                                                                                                        ------------
   CAPITAL MARKETS 1.0%
(a)Yuanta Core Pacific Securities Co. ...................................             Taiwan            3,464,211          2,742,545
                                                                                                                        ------------
   COMMERCIAL BANKS 8.5%
   Chinatrust Financial Holding Co. Ltd. ................................             Taiwan            2,407,655          2,750,751
   HSBC Holdings PLC ....................................................         United Kingdom          621,276         10,626,659
   Mega Financial Holdings Co. Ltd. .....................................             Taiwan           11,941,000          7,785,191
   Sinopac Holdings .....................................................             Taiwan            2,280,258          1,267,203
                                                                                                                        ------------
                                                                                                                          22,429,804
                                                                                                                        ------------
   COMMUNICATIONS EQUIPMENT 1.2%
   D-Link Corp. .........................................................             Taiwan            2,863,565          3,093,824
(a)TCL Communication Technology Holdings ................................             China               742,185             67,769
                                                                                                                        ------------
                                                                                                                           3,161,593
                                                                                                                        ------------
   COMPUTERS & PERIPHERALS 7.3%
   Acer Inc. ............................................................             Taiwan            6,208,454          9,483,264
   Asustek Computer Inc. ................................................             Taiwan            1,102,062          2,549,010
   Lenovo Group Ltd., H .................................................             China             4,226,789          1,467,692
   Lite-on Technology Corp. .............................................             Taiwan            5,564,300          5,648,948
                                                                                                                        ------------
                                                                                                                          19,148,914
                                                                                                                        ------------
   CONSTRUCTION MATERIALS 1.0%
   Anhui Conch Cement Co. Ltd. ..........................................             China             2,192,000          2,635,801
                                                                                                                        ------------
   DISTRIBUTORS 4.2%
   China Resources Enterprise Ltd. ......................................             China             6,700,000          9,822,910
   Test-Rite International Co. Ltd. .....................................             Taiwan            2,182,620          1,307,810
                                                                                                                        ------------
                                                                                                                          11,130,720
                                                                                                                        ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
   China Telecom Corp. Ltd., H ..........................................             China            11,773,833          4,353,276
                                                                                                                        ------------
   ELECTRIC UTILITIES 8.0%
   Cheung Kong Infrastructure Holdings Ltd. .............................           Hong Kong           3,320,548          9,544,382
   Datang International Power Generation Co. Ltd. .......................             China             9,620,320          7,732,680
   Guangdong Electric Power Development Co Ltd., B ......................             China             3,610,763          1,950,333
   Huadian Power International Corp. Ltd., H ............................             China             2,870,000            987,339
   Huaneng Power International Inc., H ..................................             China             1,218,776            971,798
                                                                                                                        ------------
                                                                                                                          21,186,532
                                                                                                                        ------------
   ELECTRICAL EQUIPMENT .2%
   Phoenixtec Power Co. Ltd. ............................................             Taiwan              454,055            511,711
                                                                                                                        ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.4%
   Delta Electronics Inc. ...............................................             Taiwan            4,076,520          6,328,035
                                                                                                                        ------------
   FOOD & STAPLES RETAILING 11.7%
   Dairy Farm International Holdings Ltd. ...............................           Singapore          10,219,776         26,673,616
   President Chain Store Corp. ..........................................             Taiwan            2,844,088          4,238,318
                                                                                                                        ------------
                                                                                                                          30,911,934
                                                                                                                        ------------


2 | Quarterly Statement of Investments

TEMPLETON CHINA WORLD FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FOOD PRODUCTS .9%
Tingyi (Cayman Islands) Holding Corp. .....................................           China              962,827        $    220,409
UNI-President Enterprises Corp. ...........................................          Taiwan            4,347,950           2,146,303
                                                                                                                        ------------
                                                                                                                           2,366,712
                                                                                                                        ------------
HOTELS RESTAURANTS & LEISURE 2.8%
Hong Kong & Shanghai Hotels Ltd. ..........................................         Hong Kong          7,892,757           7,409,896
                                                                                                                        ------------
HOUSEHOLD DURABLES .5%
TCL International Holdings Inc. ...........................................           China            5,052,000           1,413,133
Tsann Kuen Enterprise Co. Ltd. ............................................          Taiwan               31,000              32,242
                                                                                                                        ------------
                                                                                                                           1,445,375
                                                                                                                        ------------
INDUSTRIAL CONGLOMERATES 2.3%
Citic Pacific Ltd. ........................................................           China              860,092           2,439,012
Shanghai Industrial Holdings Ltd. .........................................           China            1,810,253           3,655,101
                                                                                                                        ------------
                                                                                                                           6,094,113
                                                                                                                        ------------
MACHINERY 2.6%
China International Marine Containers (Group) Co., B ......................           China            3,123,515           6,025,531
Yung Tay Engineering Co. Ltd. .............................................          Taiwan            1,410,000             757,311
                                                                                                                        ------------
                                                                                                                           6,782,842
                                                                                                                        ------------
METALS & MINING .1%
Aluminum Corp. of China Ltd., H ...........................................           China              372,000             239,207
                                                                                                                        ------------
OFFICE ELECTRONICS .5%
Kinpo Electronics .........................................................          Taiwan            2,897,760           1,241,512
                                                                                                                        ------------
OIL & GAS 9.0%
China Petroleum & Chemical Corp., H .......................................           China           37,309,395          15,954,028
PetroChina Co. Ltd., H ....................................................           China           13,601,903           7,653,115
                                                                                                                        ------------
                                                                                                                          23,607,143
                                                                                                                        ------------
REAL ESTATE 9.3%
Cheung Kong Holdings Ltd. .................................................         Hong Kong          1,360,690          13,124,445
Henderson China Holdings Ltd. .............................................         Hong Kong          5,581,684           2,835,456
Henderson Investment Ltd. .................................................         Hong Kong          2,888,756           4,309,524
Hong Kong Land Holdings Ltd. ..............................................         Hong Kong          1,645,000           4,194,750
                                                                                                                        ------------
                                                                                                                          24,464,175
                                                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
Samsung Electronics Co. Ltd. ..............................................        South Korea             5,510           2,283,352
Siliconware Precision Industries Co. Ltd. .................................          Taiwan            1,549,000           1,187,839
Sunplus Technology Co. Ltd. ...............................................          Taiwan            1,683,660           2,352,210
Taiwan Semiconductor Manufacturing Co. ....................................          Taiwan            2,886,000           4,238,057
                                                                                                                        ------------
                                                                                                                          10,061,458
                                                                                                                        ------------
SPECIALTY RETAIL .3%
Tack Fat Group International Ltd. .........................................         Hong Kong          6,352,000             669,861
                                                                                                                        ------------
TRANSPORTATION INFRASTRUCTURE 3.1%
China Merchants Holdings (International) Co. Ltd. .........................           China            1,263,216           2,014,465
Cosco Pacific Ltd. ........................................................         Hong Kong          3,489,449           6,260,248
                                                                                                                        ------------
                                                                                                                           8,274,713
                                                                                                                        ------------


                                          Quarterly Statement of Investments | 3

TEMPLETON CHINA WORLD FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   WIRELESS TELECOMMUNICATION SERVICES 7.6%
   China Mobile (Hong Kong) Ltd. ............................................          China            5,322,770      $ 17,421,518
   Taiwan Cellular Corp. ....................................................          Taiwan           2,496,930         2,674,452
                                                                                                                       ------------
                                                                                                                         20,095,970
                                                                                                                       ------------
   TOTAL COMMON STOCKS (COST $165,374,376) ..................................                                           244,056,803
                                                                                                                       ------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
   SHORT TERM INVESTMENTS (COST $19,234,915) 7.3%
(b)U.S. Treasury Bills, 12/02/04 - 2/24/05 ..................................       United States     $19,301,000        19,232,357
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $184,609,291) 99.8% ..............................                                           263,289,160
   OTHER ASSETS, LESS LIABILITIES .2% ........................................                                               437,640
                                                                                                                       ------------
   NET ASSETS 100.0% ........................................................                                          $263,726,800
                                                                                                                       ============

(a)   Non-income producing.

(b)   Security is traded on a discount basis with no stated coupon rate.


4 | See notes to financial statements. | Quarterly Statement of Investments

TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company.

1. INCOME TAXES

At November 30, 2004 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ....................................          $ 186,029,327
                                                                  -------------
Unrealized appreciation ................................          $  78,724,880
Unrealized depreciation ................................             (1,465,047)
                                                                  -------------
Net unrealized appreciation (depreciation) .............          $  77,259,833
                                                                  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005